SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Equity investments with readily determinable fair value	$ 121,841	$ 181,483
Equity method investments carried at fair value	26,739
Trading securities		1,773
Call options
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative asset	1,384
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Equity investments with readily determinable fair value	121,841	181,483
Equity method investments carried at fair value	8,539
Trading securities		$ 1,773
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Equity method investments carried at fair value	18,200
Fair Value, Inputs, Level 3 [Member] | Call options
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative asset	$ 1,384